Borrowings	3 Months Ended
Mar. 31, 2022
Borrowings [Abstract]
Borrowings

13. BORROWINGS

	AS AT MARCH 31,	AS AT DECEMBER 31,
	2022	2021
Non-current	—	—
Current	6,000	5,944
Total	6,000	5,944

For the three months ended March 31, 2022 and 2021, the Group paid interest of $120 and $120, respectively, on the term loan.